Fees Summary	Aug. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 24,403,000
Previously Paid Amount	0.00
Total Fee Amount	3,370.05
Total Offset Amount	0.00
Net Fee	3,370.05
Narrative - Max Aggregate Offering Price	$ 24,403,000
Final Prospectus	true